Cash and Cash Equivalents and Deposits in Banks - Summary of Cash and Cash Equivalents and Deposits in Banks (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current assets
Cash and cash equivalents, Demand deposits	₩ 2,602,560	₩ 1,558,696	₩ 751,662	₩ 889,839
Deposits in banks, Time deposits	685,238	1,091,364
Deposits in banks, Restricted cash	72,840	72,386
Deposits in banks	758,078	1,163,750
Non-current assets
Deposits in banks, Restricted cash	11	13
Cash and cash equivalents and deposits in banks	₩ 3,360,649	₩ 2,722,459